Long-term investments - Cost and Equity method investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Apr. 30, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term investments
Total consideration paid								¥ 4,894	¥ 56,500
Share of loss from equity method investments							$ (1,766)	(11,523)	(8,149)	¥ (2,652)
Equity Method Investment, Impairment loss							$ 2,438	15,908	200,000
Goodwill									35,157
Unrealized gain and losses, change in fair values								421
Cost Method
Long-term investments
Total consideration paid									50,000
Equity Method
Long-term investments
Total consideration paid								4,894	6,500
Share of loss from equity method investments								(11,523)	(8,149)
Chongqing Fullerton | Cost Method
Long-term investments
Shareholding interests (as a percent)										5.00%
Total consideration paid										¥ 35,000
Pivot Fintech PTE. Ltd | Equity Method
Long-term investments
Total consideration paid		$ 750	¥ 4,894			¥ 8,821
Shareholding interests (as a percent)		48.90%	48.90%			27.00%
Share of loss from equity method investments								1,804	1,349
Avatec
Long-term investments
Total consideration paid					¥ 19,259
Shareholding interests (as a percent)					40.00%
Share of loss from equity method investments								6,560	5,972
Sale of shareholding interest percentage	20.00%
Proceeds from sale of common stock | $	$ 1
Loss recognized from transfer of shares								3,138
Bene internet technology Co Ltd | Cost Method
Long-term investments
Shareholding interests (as a percent)				9.09%
Total consideration paid				¥ 50,000
Beijing Ruisasi Technology Co., Ltd | Equity Method
Long-term investments
Shareholding interests (as a percent)				25.00%
Equity interest agreed to purchase, consideration paid				¥ 6,500
Equity Method Investment, Impairment loss								¥ 21	¥ 828
Goodwill				5,931
Interest income on net asset carrying amount				¥ 6,500